Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans
13.	EMPLOYEE BENEFIT PLANS

We have defined benefit and defined contribution pension plans that cover employees in a number of countries. Almost all of the plans provide defined benefits based on years of service and career average salary. We also sponsor postretirement and post-employment benefit plans in certain countries. The postretirement plans provide medical and life insurance benefits to retirees who meet minimum age and service requirements, and in the case of non-bargaining employees, who commenced employment prior to April 1, 2007. The medical plans are contributory and non-contributory with certain participants' contributions adjusted annually; the life insurance plans are non-contributory. The accounting for the postretirement plans anticipates future cost-sharing and changes to the plans. The postretirement plans include a cap on our share of costs for recent and future retirees. The post-employment plans provide salary continuation, disability-related benefits, severance pay and continuation of health costs during the period after employment but before retirement.

We used a measurement date of December 31 in 2011, 2010, and 2009 for all our pension and postretirement benefit plans.

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Net periodic costs:
Service cost	$8.8	$9.1	$9.6	$1.0	$1.2	$1.3
Interest cost	49.1	48.8	50.6	11.9	11.5	11.8
Expected return on plan assets	(52.2)	(48.5)	(48.5)	(2.9)	(3.6)	(3.7)
Net amortization	20.6	17.6	15.1	(5.7)	(10.0)	(10.6)
Curtailment/Settlement	1.2	0.8	11.2	(1.1)	0.0	0.0

Net periodic expense (credit)	$27.5	$27.8	$38.0	$3.2	$(0.9)	$(1.2)

Weighted-average assumptions used to determine net periodic costs, during the year
Discount rate	5.3%	5.7%	5.8%	5.0%	5.4%	6.0%
Expected return on plan assets	7.1%	7.1%	6.9%	7.0%	7.25%	7.0%
Rate of compensation increase	2.5% -5%	2.5%-10%	2.5%-10%	—	—	—

Weighted-average assumptions used to determine benefit obigations, end of the year
Discount rate	4.7%	5.3%	5.7%	4.3%	5.0%	5.4%
Rate of compensation increase	2.5% -5%	2.5%-10%	2.5%-10%	—	—	—

The expected rate of return on U.S. plan assets was determined by examining the annualized rates of return over various five and ten year periods for the major U.S. stock and bond indexes and the estimated long-term asset mix of the plan assets of 40%-60% stocks and 40%-60% long-term bonds, including cash equivalents ("fixed income securities"). Since the long-term average annualized return is approximately 8%-10% for stocks and 5%-7% for fixed income securities, the expected long-term weighted average return was estimated to be 7.25% and 7.50% for the U.S. pension plans in 2011 and 2010, respectively. This return was based on an assumed allocation of U.S. pension assets of 50% stocks and 50% in fixed income securities for 2011 and 60% stocks and 40% fixed income securities for 2010. Expected long-term investment returns for U.S. investments were 8.5% for stocks and 6.0% for fixed income securities in 2011 and 8.5% for stocks and 6.0% for fixed income securities in 2010. For U.S. and non-U.S. postretirement plans, assets are only held in the U.S. The expected rate of return on postretirement assets was 7.00% in 2011 and 7.25% in 2010, based on an assumed asset allocation of 50% stocks and 50% fixed income securities in 2011 and 55% stocks and 45% fixed income securities in 2010.

The investment strategy for our worldwide benefit plan assets is to maintain broadly-diversified portfolios of stocks, bonds and money market instruments that, along with periodic plan contributions, provide the necessary liquidity for ongoing benefit obligations.

The expected return on non-U.S. plan assets is also based on the historical rates of return of the various asset classes in each country and the corresponding asset mix. For our two largest non-U.S. pension plans, the assumed weighted average rate of return was 5.7% in 2011. The 2011 return was based on assumed weighted average rates of return of 7.5% for stocks and 5.0% for fixed income securities and an assumed weighted average asset allocation of 30% stocks and 70% fixed income securities.

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Change in benefit obligation:
Benefit obligation at January 1,	$933.5	$869.9	$859.2	$233.8	$212.7	$200.3
Service cost	8.8	9.1	9.6	1.0	1.2	1.3
Interest cost	49.1	48.8	50.6	11.9	11.5	11.8
Amendments (3)	2.2	0.0	6.5	(34.7)	0.0	0.0
Translation difference	(5.3)	(9.4)	13.6	(0.1)	0.2	0.7
Actuarial losses	60.2	60.9	36.4	28.5	29.6	18.9
Participant contributions	0.7	0.6	0.7	4.2	4.2	4.2
Benefits paid	(45.0)	(42.7)	(43.6)	(24.3)	(25.6)	(24.5)
Curtailments/settlements (1)	(8.6)	(3.7)	(63.1)	(0.4)	0.0	0.0

Benefit obligation at December 31,	$995.6	$933.5	$869.9	$219.9	$233.8	$212.7

Accumulated benefit obligation at December 31,	$962.7	$895.0	$827.0	$0.0	$0.0	$0.0

Change in plan assets:
Fair value of plan assets at January 1,	$751.2	$635.6	$563.9	$37.7	$44.6	$46.5
Actual return on plan assets	70.5	83.1	111.4	2.4	3.5	8.7
Company contributions (2)	63.9	83.3	53.0	10.1	13.1	11.9
Participant contributions	0.7	0.6	0.7	4.2	4.2	4.2
Translation difference	(3.2)	(5.0)	12.3	0.0	0.0	0.0
Curtailments/settlements (1)	(3.7)	(3.7)	(62.1)	0.0	0.0	0.0
Benefits paid	(45.0)	(42.7)	(43.6)	(25.6)	(27.7)	(26.7)

Fair value of plan assets at December 31,	$834.4	$751.2	$635.6	$28.8	$37.7	$44.6

(1)	Represents various curtailments and settlements. During the first quarter of 2011, we had a curtailment gain of $1.0 resulting from the sale of the Building Block Chemicals segment, which is included in gain on sale of discontinued operations, net of tax, in the consolidated statements of income. In December 2009, we irrevocably transferred the liability and plan assets associated with the accrued benefits of all inactive participants of our defined benefit pension plan in the Netherlands to an insurance company, resulting in a settlement loss of $12.2 due to recognition of actuarial losses previously recorded in other comprehensive loss.
(2)	The 2009 contributions to our pension plans include a contribution of 1,184,273 shares of Cytec common stock to our U.S. plans on May 13, 2009, which had a fair value of $22.5.
(3)	Significant amendments were made to our U.S. postretirement medical plan in 2011. Major amendments include changes to the prescription drug benefit plan for Medicare-eligible retirees, in which benefits are to be delivered through an Employer Group Waiver Plan ("EGWP") and commercial wrap plan instead of through an individually designed commercial plan only. Changes were also made to other retiree medical programs with respect to cost sharing elements, such as participant premiums.

The postretirement plan benefit obligation includes Medicare Part D subsidies received that reduce company contributions. The amounts received for 2011, 2010, and 2009 were $1.2, $2.1, and $2.2, respectively.

	Pension Plans			Postretirement Plans
	2011	2010	2009	2011	2010	2009
Funded status, end of year:
Fair value of plan assets	$834.4	$751.2	$635.6	$28.8	$37.7	$44.6
Benefit obligations	(995.6)	(933.5)	(869.9)	(219.9)	(233.8)	(212.7)

Funded status	$(161.2)	$(182.3)	$(234.3)	$(191.1)	$(196.1)	$(168.1)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	$0.8	$2.8	$3.1	$0.0	$0.0	$0.0
Current liabilities	(4.8)	(4.8)	(4.5)	(10.9)	(12.2)	(12.2)
Noncurrent liabilities	(157.2)	(180.3)	(232.9)	(180.2)	(183.9)	(155.9)

Total amounts recognized	$(161.2)	$(182.3)	$(234.3)	$(191.1)	$(196.1)	$(168.1)

Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial losses	$281.9	$263.8	$255.7	$84.2	$58.2	$29.1
Prior service (credits)/costs	3.5	1.3	1.8	(35.2)	(11.2)	(21.6)
Transition obligations	0.1	0.1	0.1	0.0	0.0	0.0

Total	$285.5	$265.2	$257.6	$49.0	$47.0	$7.5

Changes in accumulated other comprehensive income (AOCI) consist of:
AOCI, beginning of year	$265.2	$257.6	$304.7	$47.0	$7.5	$(17.1)
Current year actuarial (gains)/losses	41.6	26.4	(20.1)	30.3	29.6	14.0
Current year prior service costs/(credits)	2.2	(0.4)	(0.7)	(34.7)	(0.1)	0.0
Curtailments/settlements	(3.0)	(0.8)	(11.2)	0.7	0.0	0.0
Amortization:
Amortization of actuarial gains/(losses)	(20.5)	(17.5)	(14.7)	(3.9)	(0.6)	0.0
Amortization of prior service (costs)/credits	0.0	(0.1)	(0.4)	9.6	10.6	10.6

AOCI, end of year	$285.5	$265.2	$257.6	$49.0	$47.0	$7.5

Estimated amortization to be recognized in accumulated other comprehensive income in 2012 consist of:
Net actuarial losses	$26.3			$6.2
Prior service costs/(credits)	0.4			(4.3)

Total	$26.7			$1.9

The assumed rate of future increases in the per capita cost of healthcare benefits (healthcare cost trend rate) is initially 8.0% in 2011, decreasing to ultimate trend rate of 5.0% in 2017. The healthcare cost trend rate has a significant effect on the reported amounts of accumulated postretirement benefit obligation ("APBO") and related expense.

A 1.0% change in assumed healthcare cost trend rates would have the following effect:

	2011			2010
	1% Increase	1% Decrease		1% Increase	1% Decrease

Approximate effect on the total of service and interest cost components of other postretirement benefit costs	$0.8		$(0.8)	$0.8		$(0.8)

Approximate effect on accumulated postretirement benefit obligation	$14.7		$(13.5)	$15.6		$(15.0)

The following information is presented for those plans with an accumulated benefit obligation in excess of plan assets:

	U.S. Plans		Non-U.S. Plans		Total
December 31,	2011	2010	2011	2010	2011	2010
Projected benefit obligation	$(767.9)	$(699.9)	$(120.3)	$(126.8)	$(888.2)	$(826.7)
Accumulated benefit obligation	$(759.9)	$(689.5)	$(112.5)	$(118.1)	$(872.4)	$(807.6)
Fair value of plan assets	$677.4	$590.7	$62.1	$67.3	$739.5	$658.0

The asset allocation for our U.S. and non-U.S. pension plans and postretirement plans at the end of 2011 and 2010, and the target allocation for 2012, by asset category, are as follows:

U.S. Pension Plans				Postretirement Plans
	Target Allocation	Percentage of Plan Assets at Year End			Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2012	2011	2010	Asset Category	2012	2011	2010
Equity Securities	40%	27%	53%	Equity Securities	50%	52%	62%
Fixed Income	60%	73%	47%	Fixed Income	50%	48%	38%

Total	100%	100%	100%	Total	100%	100%	100%

	Non-U.S. Pension Plans
	Target Allocation	Percentage of Plan Assets at Year End
Asset Category	2012	2011	2010
Equity Securities	31%	31%	36%
Fixed Income	53%	51%	47%
Cash and other	16%	18%	17%

Total	100%	100%	100%

The total fair value of U.S. pension and postretirement plan assets was $706.2 and $628.4 at December 31, 2011 and 2010, respectively. We have invested certain U.S. pension assets directly in our common stock as described previously and use a combination of active and passive stock and bond managers to invest all other assets of the pension and postretirement plans. The managers are selected based on an analysis of, among other things, their historical investment results, frequency of management turnover, cost structure, and assets under management. Assets are periodically reallocated among the investment managers to maintain the appropriate asset mix and occasionally transferred to new or existing managers in the event that a manager is terminated.

Our overall investment strategy is to achieve a mix of approximately 95% of investments for long-term growth and 5% for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers. The target allocations for U.S. pension plan assets are 40% equity securities and 60% corporate bonds and U.S. Treasury securities. The target allocations for postretirement plan assets are 50% equity securities and 50% corporate bonds and U.S. Treasury securities. Equity securities primarily include investments in large-cap, mid-cap and small-cap companies primarily located in the United States. Fixed income securities include corporate bonds of companies from diversified industries, mortgage-backed securities, and U.S. Treasuries. In order to reduce the volatility of our pension plan assets relative to pension liabilities, over the past eighteen months we have gradually implemented a liability-driven investment strategy for our U.S., U.K. and Canadian defined benefit pension plans. As part of the strategy, we have transitioned some of our equity allocation to longer-term fixed income assets.

The target allocations for non-U.S. plan assets are 30-50% equity securities, 50-70% corporate bonds and U.S. Treasury securities, and 0-15% to all other types of investments. Equity securities primarily include a broadly diversified portfolio of common stocks of publicly traded companies that are primarily non-U.S. Fixed income securities include corporate bonds, mortgage-backed securities and government bonds. Other types of investments include insurance assets and investments in hedge funds that follow several different strategies.

The fair values of our Level 1 pension assets are determined based on quoted market prices in active markets for identical assets. The fair values of our Level 2 pension assets are based on the net asset values of the funds, which are based on quoted market prices of the underlying investments. Our Level 3 assets include insurance contracts and a real estate fund. The fair values of insurance contracts of the plans of two of our non-U.S. entities are based on the contractual terms of the arrangement with the insurance company, which in certain cases, includes a nominal, but guaranteed, return. The fair value of the real estate fund is based on the net asset value of shares held at year end.

The fair values of the pension assets at December 31, 2011 and 2010, by asset category, are as follows:

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$43.9	$43.9	$0.0	$0.0
Equity securities:
- Company stock	52.9	52.9	0.0	0.0
- U.S. equity funds (1)	133.5	128.2	5.3	0.0
- International equity funds (2)	21.7	0.0	21.7	0.0
Fixed income funds (3)	507.8	200.2	307.6	0.0
Balanced fund (4)	22.5	22.5	0.0	0.0
Real estate fund	2.7	0.0	0.0	2.7
Insurance assets	16.1	0.0	0.0	16.1
Other investments (5)	33.3	0.0	33.3	0.0

Total	$834.4	$447.7	$367.9	$18.8

	Fair Value Measurements at December 31, 2010
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$12.0	$12.0	$0.0	$0.0
Equity securities:
- Company stock	62.8	62.8	0.0	0.0
- U.S. equity funds (1)	198.3	196.8	1.5	0.0
- International equity funds (2)	89.5	0.0	89.5	0.0
Fixed income funds (3)	309.8	265.5	44.3	0.0
Balanced fund (4)	23.1	23.1	0.0	0.0
Real estate fund	3.0	0.0	0.0	3.0
Insurance assets	14.2	0.0	0.0	14.2
Other investments (5)	38.5	0.0	38.5	0.0

Total	$751.2	$560.2	$173.8	$17.2

(1)	Funds which invest in a diversified portfolio of publicly traded U.S. common stocks of large-cap, medium-cap, and small-cap companies. There are no restrictions on these investments.
(2)	Funds which invest in a diversified portfolio of publicly traded common stock of non-U.S. companies, primarily in Europe. There are no restrictions on these investments.
(3)	Funds which invest in a diversified portfolio of publicly traded government bonds, corporate bonds and mortgage-backed securities, approximately 38%, 62%, and 0%, respectively, as of December 31, 2011, and approximately 61%, 35%, and 4%, respectively, as of December 31, 2010. There are no restrictions on these investments.
(4)	Represents non-U.S. entity plan assets invested in a pooled publicly traded fund with underlying investments in a diversified portfolio of securities comprised of approximately 16% U.S. equities, 36% international equities, 24% corporate bonds, and 24% government bonds. There are no restrictions on these investments.
(5)	Represents non-U.S. entity plan assets invested in a fund that invests in funds with underlying investments comprised of equity and debt securities, all of which have publicly available quoted market prices.

Fair value measurements of plan assets at December 31, 2011, using significant unobservable inputs (Level 3), are as follows:

	Total	Insurance Assets	Real Estate Fund
Balance, beginning of year	$17.2	$14.2	$3.0
Actual return on assets:
Assets held at end of year	1.2	0.9	0.3
Assets sold during the year	(0.6)	0.0	(0.6)
Purchases, sales and settlements	0.0	0.0	0.0
Transfers in/(out)	1.0	1.0	0.0

Balance, end of year	$18.8	$16.1	$2.7

The fair values of the postretirement plan assets at December 31, 2011 and 2010, by asset category, are as follows:

	Fair Value Measurements at December 31, 2011
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$0.8	$0.8	$0.0	$0.0
Equity funds (1)	14.9	14.9	0.0	0.0
Fixed income funds (2)	13.1	13.1	0.0	0.0

Total	$28.8	$28.8	$0.0	$0.0

	Fair Value Measurements at December 31, 2010
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$2.0	$2.0	$0.0	$0.0
Equity funds (1)	23.2	23.2	0.0	0.0
Fixed income funds (2)	12.5	12.5	0.0	0.0

Total	$37.7	$37.7	$0.0	$0.0

(1)	Investments in publicly traded funds: 79% invested in an S&P 500 index fund and 21% invested in international index fund for Europe and Asia as of December 31, 2011, and 60% invested in an S&P 500 index fund and 40% invested in an international index fund for Europe and Asia as of December 31, 2010.
(2)	A publicly traded mutual fund that invests in a diversified portfolio of investment grade fixed income securities, with government, corporate and mortgage securities. The fund has a dollar weighted maturity between 3 and 10 years.

The following table reflects expected 2012 cash flows for the pension and postretirement benefit plans:

Expected Employer Contributions	Pension Plans	Postretirement Plans
U.S. Plans	$31.8	$11.0
Non-U.S. Plans	$8.9	$0.2

The following table reflects total benefits expected to be paid from the U.S. plans and the non-U.S. plans and/or our assets:

	U.S. Plans		Non-U.S. Plans
Expected Benefit Payments	Pension Plans	Postretirement Plans	Pension Plans	Postretirement Plans
2012	$36.8	$16.9	$9.5	$0.2
2013	38.6	17.1	9.0	0.2
2014	40.2	17.4	9.9	0.2
2015	41.8	17.5	10.7	0.2
2016	43.4	17.5	11.0	0.3
2017-2021	240.0	82.5	67.6	1.7

We also sponsor various defined contribution retirement plans in a number of countries, consisting primarily of savings, profit growth and profit sharing plans. Contributions to the savings plans are based on matching a percentage of employees' contributions. Contributions to the profit growth and profit sharing plans are generally based on our financial performance.

Amounts expensed related to these plans are as follows:

Years ended December 31,	2011	2010	2009
U.S.
Savings Plan	$20.5	$21.3	$15.5

Non-U.S.
Others	$5.1	$4.6	$4.1

In addition to defined benefit pension and defined contribution retirement plans, we sponsor immaterial post-employment plans in a number of countries. Those plans, in certain circumstances, provide salary continuation, disability related benefits, severance pay and continuation of health care coverage during the period after employment but before retirement.

Certain of our benefit plans provide for enhanced benefits in the event of a "change of control" as defined in the plans.